Agreements with Horizon (Tables)	12 Months Ended
Dec. 31, 2023
Revenue, Performance Obligation Satisfied over Time [Abstract]
Summary of the transaction price allocated to each performance obligation
The following table summarizes the allocation of the transaction price allocated to each performance obligation (in thousands):

Transaction Price
AD phase 2 research services	$25,417
AA phase 2 research services	18,265
Material right for the purchase of ADX-914	11,318

Total	$55,000